INVESTMENT SECURITIES (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale, Amortized Cost
Due in one year or less		$ 26,725,000
Due after one year through five years		83,068,000
Due after five years through ten years		30,565,000
Due after ten years		59,569,000
Total	225,033,000	199,927,000
Available-for-sale, Fair Value
Due in one year or less		26,722,000
Due after one year through five years		84,630,000
Due after five years through ten years		31,161,000
Due after ten years		60,932,000
Total	223,646,000	203,445,000
Securities pledged to secure FHLB Advances, public deposits, demand notes due the Treasury and securities sold under agreements to repurchase
Amortized cost		29,000,000	35,100,000
Fair value		$ 30,300,000	$ 36,600,000